Employee Benefits	12 Months Ended
Mar. 31, 2019
Disclosure Of Employee Benefit Plan [Abstract]
Employee Benefits
34)	EMPLOYEE BENEFITS

	As at March 31
Particulars	2018	2019
Net defined benefit liability	2,458	3,424
Other long term employee benefit (liability for compensated absences)	1,263	1,365
Total employee benefit liabilities	3,721	4,789

	As at March 31
Particulars	2018	2019
Present Value of unfunded obligation	2,458	3,424
Total	2,458	3,424

Defined Benefit Plan

The Group’s gratuity scheme for the employees of its Indian subsidiaries (MakeMyTrip (India) Private Limited, Ibibo Group Private Limited and Bitla Software Private Limited) is a defined benefit plan. The plan in Ibibo Group Private Limited (‘GI India’) is funded and plan in MakeMyTrip (India) Private Limited (‘MMT India’) and Bitla Software Private Limited (‘Bitla’) is unfunded. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee’s eligible salaries and the years of employment with the Group.

A.	Movement in the net defined benefit (asset) liability

The following table shows a reconciliation from the opening balances to the closing balances for the net defined (asset) liability and its components.

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	2018	2019	2018	2019	2018	2019
Balance as at April 1	2,236	2,994	(871)	(536)	1,365	2,458
Acquired through business combination	—	42	—	—	—	42
Included in profit or loss
Current service cost	546	646	—	—	546	646
Past service cost	236	332	—	—	236	332
Interest cost (income)	131	189	(45)	(45)	86	144
	913	1,167	(45)	(45)	868	1,122
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-demographic assumptions	—	6	—	—	—	6
-financial assumptions	(14)	69	—	—	(14)	69
-experience adjustment	458	523	—	—	458	523
-Return on plan assets excluding interest income	—	—	(22)	(13)	(22)	(13)
	444	598	(22)	(13)	422	585
Effects of movement in exchange rates	(13)	(186)	1	32	(12)	(154)
Other
Contribution by employer	—	—	—	(416)	—	(416)
Benefits paid	(586)	(346)	401	133	(185)	(213)
Balance as at March 31	2,994	4,269	(536)	(845)	2,458	3,424

	As at March 31
Net defined benefit liability represented by:	2018	2019
MMT India	2,004	2,895
GI India	454	427
Bitla	—	102

During the year ended March 31, 2019, the gratuity plan for the employees of MMT India was amended for revision in the underlying ceiling limits.

The Group expects to pay USD 708 in contributions to its defined benefit plans in the financial year 2019-20.

B.	Plan assets

Plan assets comprise the following:

	As at March 31
Particulars	2018	2019
Funds managed by the insurer	100%	100%

C.	Actuarial assumptions

Principal actuarial assumptions are given below:

	As at March 31
Particulars	2018	2019
Discount rate (per annum)	7.10%	6.80%
Future salary growth (per annum)	11.00%	11.00%
Withdrawal rate	25.00%	25.00%
Retirement age (years)	58-60	58-60

Assumptions regarding future mortality rates are based on Indian Assured Lives Mortality (2006-08) (modified) Ultimate as published by Insurance Regulatory and Development Authority (IRDA).

The actuarial valuation is carried out half yearly by an independent actuary. The discount rate used for determining the present value of obligation under the defined benefit plan is determined by reference to market yields at the end of the reporting period on Indian Government Bonds. The currency and the term of the government bonds is consistent with the currency and term of the defined benefit obligation.

The future salary growth rate takes into account inflation, seniority, promotion and other relevant factors on long-term basis.

D.	Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Particulars	For the year ended March 31, 2018		For the year ended March 31, 2019
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(119)	129	(164)	178
Future salary growth (1% movement)	110	(106)	165	(156)
Withdrawal rates (10% movement)	(323)	511	(418)	729